Segment and Geographical Information	12 Months Ended
Mar. 31, 2024
Disclosure of operating segments [abstract]
Segment and Geographical Information	SEGMENT AND GEOGRAPHICAL INFORMATION
The Company has three operating and reportable segments: Canada, U.S. and International.
The Company's chief operating decision maker assesses the performance of the reportable segments based on revenues and operating income by segment. Operating income by segment refers to operating income before head office general and administrative expenses and business acquisition, integration and reorganization costs, which are not considered when assessing the underlying financial performance of the reportable segments. Head office general and administrative expenses are expenses and salaries related to centralized functions, such as global finance, legal, human capital, and technology teams, which are not allocated to segments. This measure also excludes the effects of depreciation, amortization, and foreign exchange loss (gain).
The accounting policies of each reportable segment are the same as described in Note 3. The revenues and operating income by segment exclude intersegmental revenues and cost of revenues.
The following tables present the Company's operations based on reportable segments:

Year ended	March 31, 2024
	Canada	U.S.	International	Total
	$	$	$	$
Revenues	277,544	192,493	21,088	491,125
Operating income by segment	32,913	32,830	2,480	68,223
Head office general and administrative expenses				40,471
Business acquisition, integration and reorganization costs				3,384
Foreign exchange loss				102
Operating income before depreciation and amortization				24,266
Depreciation and amortization				29,008
Operating loss				(4,742)

Year ended	March 31, 2023
	Canada	U.S.	International	Total
	$	$	$	$
Revenues	312,349	189,883	20,469	522,701
Operating income by segment	35,964	26,736	2,953	65,653
Head office general and administrative expenses				40,401
Business acquisition, integration and reorganization costs				18,079
Foreign exchange loss				159
Operating income before depreciation and amortization				7,014
Depreciation and amortization				34,033
Operating loss				(27,019)

23. SEGMENT AND GEOGRAPHICAL INFORMATION (CONT’D)
Long-lived assets by geographic location
The following table presents the total net book value of the Company’s long-lived assets by geographic location:

As at	March 31,
	2024		2023
	$	%	$	%
Canada	123,981	48.1	138,450	47.9
U.S.	132,366	51.3	148,316	51.4
International	1,615	0.6	2,039	0.7
	257,962	100.0	288,805	100.0

Information about revenues and deferred revenues
An analysis of the Company’s revenues from customers for each major service category is as follows:

Year ended	March 31, 2024
	Canada	U.S.	International	Total
	$	$	$	$
Strategic consulting and enterprise transformation services - time and materials arrangements (a)	241,422	108,217	18,609	368,248
Enterprise transformation services - fixed-fee arrangements	23,604	37,382	2,479	63,465
Business enablement services	12,518	46,894	—	59,412
	277,544	192,493	21,088	491,125

Year ended	March 31, 2023
	Canada	U.S.	International	Total
	$	$	$	$
Strategic consulting and enterprise transformation services - time and materials arrangements	264,542	115,145	18,263	397,950
Enterprise transformation services - fixed-fee arrangements	34,062	25,834	2,201	62,097
Business enablement services	13,745	48,904	5	62,654
	312,349	189,883	20,469	522,701

(a) Including $106,826,000 of time and materials arrangements applying the Input Method.
During the years ended March 31, 2024 and 2023, significantly all amounts included in the opening balance of deferred revenues were recognized as revenue.
Major customer
During the year ended March 31, 2024, one Canadian client generated more than 10% of total revenues for $52,916,000 (2023 - two Canadian clients generated individually more than 10% of total revenues for $109,743,000). As at March 31, 2024, no customer represented more than 10% of total accounts receivable and other receivables (2023 - one major customer amounted to $10,777,000 or 11.7%).